Consolidated statements of comprehensive income (loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Statement [Abstract]
Revenue	$ 137,668	$ 93,486	$ 70,590
Cost of revenue	31,752	21,417	20,512
Gross profit	105,916	72,069	50,078
Operating expenses:
Research and development	44,378	22,086	16,212
Sales and marketing	93,844	53,690	38,934
General and administrative	33,801	15,967	11,044
Total operating expenses	172,023	91,743	66,190
Loss from operations	(66,107)	(19,674)	(16,112)
Finance expenses, net	(1,891)	(1,682)	(1,137)
Loss before income taxes	(67,998)	(21,356)	(17,249)
Provision for income taxes	981	640	458
Net loss	(68,979)	(21,996)	(17,707)
Deemed dividend to ordinary and preferred shareholders	0	(825)	0
Net loss	$ (68,979)	$ (22,821)	$ (17,707)
Net loss per share attributable to ordinary shareholders, basic (in USD per share)	$ (1.30)	$ (1.58)	$ (1.32)
Net loss per share attributable to ordinary shareholders, diluted (in USD per share)	$ (1.30)	$ (1.58)	$ (1.32)
Weighted-average shares used in computing net loss per share attributable to ordinary shareholders, basic (in shares)	53,201,603	14,442,172	13,427,020
Weighted-average shares used in computing net loss per share attributable to ordinary shareholders, diliuted (in shares)	53,201,603	14,442,172	13,427,020
Other comprehensive income (loss), net of tax
Change in unrealized gain (loss) on cashflow hedges	$ 84	$ (73)	$ 496
Total other comprehensive income (loss), net of tax	84	(73)	496
Total comprehensive loss	$ (68,895)	$ (22,069)	$ (17,211)